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                       (SEC FILE NOS. 033-08865/811-04847)

                                  ECLIPSE FUNDS

                              ECLIPSE BALANCED FUND
                           ECLIPSE MID CAP VALUE FUND
                          ECLIPSE SMALL CAP VALUE FUND
                      ECLIPSE ULTRA SHORT TERM INCOME FUND


                     SUPPLEMENT DATED MAY 2, 2002 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2002

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The section entitled "Portfolio Transactions and Brokerage" on page 73 of the
Statement of Additional Information is hereby supplemented with the addition of the following:

COMMISSION RECAPTURE PROGRAMS

Each Fund of the Trust may participate in commission recapture programs with certain brokers selected by the Manager. Under these programs, each Fund of the Trust may select a broker or dealer to effect transactions for the Fund whereby the broker or dealer uses a negotiated portion of the commissions earned on such brokerage transactions to pay bona fide operating expenses of the Funds. Such expenses may include fees paid directly to the broker or dealer, to an affiliate of the broker or dealer, or to other service providers, for transfer agency, sub-transfer agency, recordkeeping, or shareholder services or other bona fide services of a Fund.